STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Total	Preferred Stock [Member]	Common Stock [Member]	Common Stock Payable [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance, shares at Dec. 31, 2017		1,000	11,461,137
Balance, amount at Dec. 31, 2017	$ (222,793)	$ 1	$ 11,461	$ 0	$ 11,029,958	$ (11,264,213)
Common stock issued for services, shares			316,252
Common stock issued for services, amount	171,765	$ 0	$ 316	0	171,449	0
Common stock issued for cash, shares			46,000
Common stock issued for cash, amount	23,000	$ 0	$ 46	0	22,954	0
Common stock issued for settlement of debt	18,756	0		18,756		0
Debt discount due to beneficial conversion feature	54,850	0	0		54,850	0
Net loss	(374,820)	$ 0	$ 0	0	0	(374,820)
Balance, shares at Dec. 31, 2018		1,000	11,823,389
Balance, amount at Dec. 31, 2018	(329,242)	$ 1	$ 11,823	18,756	11,279,211	(11,639,033)
Common stock issued for cash, shares			116,000
Common stock issued for cash, amount	57,960	0	$ 116	0	87,844	0
Net loss	(130,060)	0	$ 0	0	0	(130,060)
Notes Payable and Accrued Interest Converted to Common Stock, shares			113,377
Notes Payable and Accrued Interest Converted to Common Stock, amount	56,895	0	$ 113	0	56,782	0
Common Stock Subscribed for services	18,756	0	0	18,756	0	0
Forgiveness of Interest - Related Party	9,282	0	0	0	9,282	0
Compensation Expense	7,698	$ 0	$ 0	0	7,698	0
Forgiveness of AP by CEO	0
Shares for services returned, amount	0
Balance, shares at Sep. 30, 2019		1,000	12,052,766
Balance, amount at Sep. 30, 2019	(308,711)	$ 1	$ 12,052	37,512	11,410,817	(11,769,093)
Balance, shares at Dec. 31, 2018		1,000	11,823,389
Balance, amount at Dec. 31, 2018	(329,242)	$ 1	$ 11,823	18,756	11,279,211	(11,639,033)
Common stock issued for services, amount	7,698	$ 0	$ 0	0	7,698	0
Common stock issued for cash, shares			130,000
Common stock issued for cash, amount	65,000	$ 0	$ 130	0	64,870	0
Net loss	$ (153,026)	0	0		0	(153,026)
Notes Payable and Accrued Interest Converted to Common Stock, shares	113,377
Common Stock Subscribed for services	$ 25,008	$ 0	$ 0	25,008	0	0
Common stock issued for settlement of debt, shares			17,062
Common stock issued for settlement of debt, amount	8,531	$ 0	$ 17	0	8,514	0
Common stock issued for settlement of debt - Related Parties, shares			96,315
Common stock issued for settlement of debt - Related Parties, amount	48,324	$ 0	$ 96	0	40,228	0
Forgiveness of interest from CEO	9,282	$ 0	$ 0	0	9,282	0
Shares for services returned, shares			(300,000)
Shares for services returned, amount		$ 0	$ (300)	0	300	0
Balance, shares at Dec. 31, 2019		1,000	11,766,766
Balance, amount at Dec. 31, 2019	(318,425)	$ 1	$ 11,766	43,764	11,418,103	(11,792,059)
Balance, shares at Jun. 30, 2019		1,000	11,952,766
Balance, amount at Jun. 30, 2019	(291,709)	$ 1	$ 11,952	51,260	11,360,917	(11,715,839)
Common stock issued for cash, shares			100,000
Common stock issued for cash, amount	30,000	0	$ 100	(20,000)	49,900	0
Net loss	(53,254)	0	0	0	0	(53,254)
Common Stock Subscribed for services	6,252	$ 0	$ 0	6,252	0	0
Balance, shares at Sep. 30, 2019		1,000	12,052,766
Balance, amount at Sep. 30, 2019	(308,711)	$ 1	$ 12,052	37,512	11,410,817	(11,769,093)
Balance, shares at Dec. 31, 2019		1,000	11,766,766
Balance, amount at Dec. 31, 2019	(318,425)	$ 1	$ 11,766	43,764	11,418,103	(11,792,059)
Common stock issued for services, shares			4,834
Common stock issued for services, amount	6,749	0	$ 4	750	5,995	0
Common stock issued for cash, shares			472,000
Common stock issued for cash, amount	243,500	0	$ 472	0	243,028	0
Net loss	(1,088,402)	0	0	0	0	(1,088,402)
Forgiveness of Interest - Related Party	0
Forgiveness of AP by CEO	7,200	0	$ 0	0	7,200	0
Common stock issued for settlement of debt - Related Parties, shares			156,061
Common stock issued for settlement of debt - Related Parties, amount	18,757	0	$ 156	(43,764)	62,365	0
Shares for services returned, amount	80,000
Officer Compensation, shares			160,000
Officer Compensation, amount	80,000	0	$ 160	0	79,840	0
Settlement of AP - Third Party, shares			74,000
Settlement of AP - Third Party, amount	37,000	0	$ 74	0	36,926	0
Settlement of AP - Related Party, shares			204,933
Settlement of AP - Related Party, amount	64,024	0	$ 205	0	63,819	0
Warrant Subscriptions	472	0	0	0	472	0
Loss on AP Settlement - Third Party	117,000	0	0	0	117,000	0
Loss on AP Settlement - Related Party	426,987	0	$ 0	0	426,987	0
Debt Converstion, shares			36,984
Debt Converstion, amount	18,492	0	$ 37	0	18,455
Shares for prepayment of interest on NP-Related Party, shares			23,175
Shares for prepayment of interest on NP-Related Party, amount	23,175	$ 0	$ 25	0	23,150	0
Balance, shares at Sep. 30, 2020		1,000	12,898,753
Balance, amount at Sep. 30, 2020	(363,471)	$ 1	$ 12,899	750	12,503,340	(12,880,461)
Balance, shares at Jun. 30, 2020		1,000	12,424,870
Balance, amount at Jun. 30, 2020	(459,311)	$ 1	$ 12,423	0	12,240,785	(12,712,520)
Common stock issued for services, shares			334
Common stock issued for services, amount	2,250	0	$ 1	750	1,499	0
Common stock issued for cash, shares			412,000
Common stock issued for cash, amount	213,500	0	$ 412	0	213,088	0
Net loss	(167,941)	0	$ 0	0	0	(167,941)
Common stock issued for settlement of debt - Related Parties, shares			1,390
Common stock issued for settlement of debt - Related Parties, amount	6,252	0	$ 1	0	6,251	0
Warrant Subscriptions	112	0	$ 0	0	112	0
Shares for prepayment of interest on NP-Related Party, shares			23,175
Shares for prepayment of interest on NP-Related Party, amount	23,175	0	$ 25	0	23,150	0
Debt Conversion, shares			36,984
Debt Conversion, amount	18,492	$ 0	$ 37	0	18,455	0
Balance, shares at Sep. 30, 2020		1,000	12,898,753
Balance, amount at Sep. 30, 2020	$ (363,471)	$ 1	$ 12,899	$ 750	$ 12,503,340	$ (12,880,461)